PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSE AND OTHER CURRENT ASSETS
Spare parts	$ 7,077	$ 2,913
Prepaid value added tax ("VAT")	121	11,526
Prepaid costs for equity offering of Xinjiang Daqo	1,511	0
Others	2,768	905
Total	$ 11,477	$ 15,344